Brumadinho's dam failure (Tables)	12 Months Ended
Dec. 31, 2018
Brumadinho's dam failure
Incurred expenses with Brumadinho's dam failure

2019
Incurred expenses
Administrative sanctions	26
Donations to the affected people and to the city	16
Drilling and infrastructure	5
Environmental recovery	4
Medical aid and other materials	2
Fuel and transportation	2
Others (*)	22
78

(*)   Includes expenses with communication, accommodation, humanitarian assistance, equipment, legal services, water, food aid, taxes, among others.